NET (LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2018
NET (LOSS) INCOME PER SHARE
NET (LOSS) INCOME PER SHARE

12. NET (LOSS) INCOME PER SHARE

For the period from the inception date of July 25, 2016 to December 31, 2016, and the years ended December 31, 2017 and 2018, for the purpose of calculating net (loss) income per share as a result of the Reorganization as described in Note 1, the number of shares used in the calculation reflects the outstanding shares of the Company as if the Reorganization took place from the earliest date.

Basic and diluted net income (loss) per share for each of the periods presented were calculated as follows:

	Period from
	July 25 to	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net (loss) income	(20,716)	164,865	1,193,311
Deemed dividend to shareholders upon issuance of Series A and A+ preferred share (note 9)	—	—	(3,097,733)
Net (loss) income attributable to Class A and Class B ordinary shareholders for computing basic and diluted net loss per share	(20,716)	164,865	(1,904,422)
Denominator:
Weighted average Class A and Class B ordinary shares outstanding used in computing basic and diluted (loss) income per ordinary share	198,347,168	198,347,168	202,751,277
Basic and diluted net (loss) income per share	(0.10)	0.83	(9.39)

For the year ended December 31, 2018, stock options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company were 2,679,463 on a weighted average basis. In addition, 21,857,895 number of Preferred Shares calculated on a weighted average basis were excluded from the calculation of diluted net loss per share in 2018 as their inclusion would have been anti-dilutive.